Reportable Segment Information - Operating Segment Results of Operations (Details) - USD ($) $ in Thousands	7 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Oct. 22, 2020	Dec. 31, 2021	Dec. 31, 2019
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ 31,552	$ 59,765	$ 145,578	$ 73,626
Segment adjusted gross margin	$ 11,369		$ 49,236
Segment adjusted gross margin (percentage)	36.00%		34.00%
Research and development costs excluded from segment adjusted gross margin	$ (2,694)		$ (8,282)
Equity-based compensation excluded from segment adjusted gross margin			(6,886)
Operating expenses:
Selling, general and administrative	7,909	7,632	106,507	11,004
Research and development	530	85	6,033	110
Transaction expenses	10,091	0	0	0
Operating (loss) income	(9,855)	5,293	(78,472)	6,382
Net increase in fair value of derivatives			33,353
Loss on extinguishment of debt	0	0	2,881	0
Interest expense	616		7,762
(Loss) income before taxes	(10,471)	$ 5,292	(122,468)	$ 6,255
Cyber and Engineering
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	15,584		74,879
Segment adjusted gross margin	$ 3,570		$ 17,480
Segment adjusted gross margin (percentage)	23.00%		23.00%
Analytics
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ 15,968		$ 70,699
Segment adjusted gross margin	$ 7,799		$ 31,756
Segment adjusted gross margin (percentage)	49.00%		45.00%